BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share
The total number of shares related to the outstanding options, the 2012 Convertible Loan, preferred shares, warrants to issue preferred shares A, warrants to issue preferred shares B and warrants to issue ordinary shares and excluded from the calculation of diluted loss per share was 10,596,130 for the year ended December 31, 2018.

	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousand (except for share numbers)

Loss attributable to equity holders of the Company	9,983	10,795	10,304
Income from change in fair value of financial liabilities at fair value	155	-	135
Loss used for the computation of diluted loss per share	10,138	10,795	10,439
Weighted average number of ordinary shares used in
the computation of basic loss per share	18,417,093	12,146,729	7,955,447
Add:
Weighted average number of additional shares issuable upon the assumed conversion/exercise of preferred shares and warrants to issue preferred shares and shares	146,582	-	27,955
Weighted average number of ordinary shares used in the computation of diluted loss per share
	18,563,675	12,146,729	7,983,402

Basic loss per ordinary share	0.54	0.89	1.30
Diluted loss per ordinary share	0.55	0.89	1.31